FINANCIAL INSTRUMENTS - Schedule of Categories of Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	$ 878,052
Other financial liabilities related to business combinations
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	127,969	$ 126,183
FVTPL | Foreign exchange forward contracts
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	939	848
FVTPL | Other financial liabilities related to business combinations
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities		126,183
FVTPL | Interest rate SWAP
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	130
FVTOCI | Foreign exchange forward contracts
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	521	6,500
FVTOCI | Equity forward contract
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	2,781	1,408
FVTOCI | Others
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	440	925
Amortized cost | Trade payables
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	96,390	110,838
Amortized cost | Borrowings
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	366,706	292,536
Amortized cost | Other financial liabilities related to business combinations
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	15,443	36,657
Amortized cost | Share Repurchase Program
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	50,000
Amortized cost | Dividends payable to non-controlling interests
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	3,254
Amortized cost | Lease liabilities
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	106,939	117,623
Amortized cost | Other liabilities
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	2,591	231
Amortized cost | Written put options
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	58,627	73,618
FVTPL | Mutual funds
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	6,594	13,992
FVTPL | Convertible notes
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	7,307	10,558
FVTPL | Foreign exchange forward contracts
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	499	170
FVTOCI | Foreign exchange forward contracts
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	3,898	731
FVTOCI | Equity instruments
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	24,452	32,955
FVTOCI | Equity forward contract
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets		89
Amortized cost | Cash and cash equivalents
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	243,742	142,093
Amortized cost | Contribution to funds
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	2,489	2,212
Amortized cost | Trade receivables
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	577,673	605,002
Amortized cost | Other assets
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	39,541	25,170
Amortized cost | Other receivables
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	$ 13,644	$ 16,183